STATEMENT OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 055 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Receivable - Plan Merger	$ 26,659,082	$ 544,431
Notes receivable from participants	87,529,501	80,596,482
Total Receivables	114,188,583	81,140,913
Investments at Fair Value:
Plan interest in Eaton Savings Trust	8,425,571,276	8,021,011,569
Plan interest in Eaton Savings Trust
Eaton Stable Value Fund	254,944,373	292,428,809
Total Investments	8,680,515,649	8,313,440,378
Net Assets Available for Benefits	$ 8,794,704,232	$ 8,394,581,291